Schedule of information regarding income and expenditure of investment properties (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Rental income derived from investment properties	₨ 720
Direct operating expenses (including repairs and maintenance) arising from investment properties that generating rental income
Direct operating expenses (including repairs and maintenance) arising from investment properties that did not generate rental income
Profit arising from investment properties before depreciation and indirect expenses	720
Less - Depreciation	(347)
Profit arising from investment properties before indirect expenses	₨ 373